Label	Element	Value
Innovator U.S. Equity Accelerated 9 Buffer ETF™ - January | SPDR S&P 500 ETF Trust, Expiration: 12/31/2026; Exercise Price: $6.79 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	100.70%
Innovator U.S. Equity Accelerated 9 Buffer ETF™ - January | SPDR S&P 500 ETF Trust, Expiration: 12/31/2026; Exercise Price: $681.89 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	10.60%
Innovator U.S. Equity Accelerated 9 Buffer ETF™ - January | SPDR S&P 500 ETF Trust, Expiration: 12/31/2026; Exercise Price: 681.89 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	3.50%
Innovator U.S. Equity Accelerated 9 Buffer ETF™ - January | SPDR S&P 500 ETF Trust, Expiration: 12/31/2026; Exercise Price: $620.52 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(2.00%)
Innovator U.S. Equity Accelerated 9 Buffer ETF™ - January | SPDR S&P 500 ETF Trust, Expiration: 12/31/2026; Exercise Price: $722.63 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(13.00%)